Organization and Principal Activities - Summary of Detailed Information About Details of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
OMS Holdings Pte. Ltd.
Organization and principal activities [line items]
Entity	OMS Holdings Pte. Ltd.
Date of incorporation	May 04, 2010
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	Investment holding
OMS Oilfield Services Pte. Ltd.
Organization and principal activities [line items]
Entity	OMS Oilfield Services Pte. Ltd.
Date of incorporation	Jun. 21, 1972
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	Provision of premium threading and manufacturing of pipe connectors and joints used in the oil and gas industry
OMS Oilfield Services Arabia Ltd.
Organization and principal activities [line items]
Entity	OMS Oilfield Services Arabia Ltd.
Date of incorporation	May 07, 2008
Place of incorporation	Saudi Arabia
Ownership	100.00%
Principal activities	Production of pipes, tubes, extensions and related accessories for use in drilling for oil exploration projects
OMS Oilfield Holdings Sdn. Bhd.
Organization and principal activities [line items]
Entity	OMS Oilfield Holdings Sdn. Bhd.
Date of incorporation	Jul. 04, 1977
Place of incorporation	Malaysia
Ownership	100.00%
Principal activities	Investment holding
OMS Oilfield Services Sdn. Bhd.
Organization and principal activities [line items]
Entity	OMS Oilfield Services Sdn. Bhd.
Date of incorporation	Aug. 19, 1980
Place of incorporation	Malaysia
Ownership	49.00%
Principal activities	Provision of machine shop service for tools and equipment in the oil and gas industry
PT OMS Oilfield Services
Organization and principal activities [line items]
Entity	PT OMS Oilfield Services
Date of incorporation	Apr. 05, 2001
Place of incorporation	Indonesia
Ownership	95.00%
Principal activities	Provision of premium threading and repair services, inspection services and tubular running services, and selling tubular accessories for oil and gas industry
OMS Oilfield Services (Thailand) Ltd.
Organization and principal activities [line items]
Entity	OMS Oilfield Services (Thailand) Ltd.
Date of incorporation	Aug. 26, 2003
Place of incorporation	Thailand
Ownership	100.00%
Principal activities	Manufacture and repair of drilling tools, drilling tubular tools and drilling accessories for oil and gas industry
PY Oiltools Sdn Bhd,
Organization and principal activities [line items]
Entity	PY Oiltools Sdn. Bhd.
Date of incorporation	Mar. 15, 1999
Place of incorporation	Brunei
Ownership	70.00%
Principal activities	Provision of repairs and services and the sale of equipment used in the oil and gas industry
Top Pentagon Sdn. Bhd.
Organization and principal activities [line items]
Entity	Top Pentagon Sdn. Bhd.
Date of incorporation	Jan. 05, 2010
Place of incorporation	Malaysia
Ownership	20.00%
Principal activities	Investment holding
OMS Oilfield Services (Australia) Pty Ltd.
Organization and principal activities [line items]
Entity	OMS Oilfield Services (Australia) Pty Ltd.(2)
Date of incorporation	Jan. 25, 2005
Place of incorporation	Australia
Ownership	100.00%
Principal activities	Dormant